Annual Total Returns - Class A	Sep. 30, 2021
Delaware Covered Call Strategy Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2017	10.94%
2018	(10.83%)
2019	21.65%
2020	(1.37%)
2021	16.98%
Delaware Equity Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	10.45%
2013	29.58%
2014	7.93%
2015	(1.50%)
2016	12.86%
2017	15.07%
2018	(8.73%)
2019	22.63%
2020	(0.38%)
2021	21.36%
Delaware Global Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	16.05%
2013	25.94%
2014	4.35%
2015	2.20%
2016	1.26%
2017	23.73%
2018	(11.13%)
2019	21.55%
2020	7.70%
2021	7.67%
Delaware Growth and Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	16.79%
2013	37.08%
2014	7.21%
2015	(3.52%)
2016	9.43%
2017	18.09%
2018	(10.45%)
2019	25.15%
2020	(0.08%)
2021	21.50%
Delaware Hedged U.S. Equity Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2017	12.26%
2018	(3.22%)
2019	21.86%
2020	15.64%
2021	9.44%
Delaware Opportunity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	18.68%
2013	43.83%
2014	5.71%
2015	(1.18%)
2016	7.87%
2017	18.67%
2018	(15.78%)
2019	29.50%
2020	0.08%
2021	31.05%
Delaware Premium Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2019	9.87%
2020	(1.66%)
2021	10.19%
Delaware Growth Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	12.81%
2013	33.09%
2014	13.15%
2015	2.81%
2016	3.69%
2017	32.16%
2018	(3.95%)
2019	24.14%
2020	28.26%
2021	38.80%
Delaware Total Return Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	12.91%
2013	20.15%
2014	5.60%
2015	(1.96%)
2016	6.32%
2017	11.65%
2018	(7.80%)
2019	18.78%
2020	2.33%
2021	16.61%